Inventory (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw Materials	$ 92,132	$ 39,746
Work In Process	66,287
Finished Goods	173,075	22,656
Total Inventory	$ 331,494	$ 62,402